INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2019
INVESTMENTS
Schedule of marketable securities by security type

The following tables provide the Company’s marketable securities by security type as of September 30, 2019 and December 31, 2018 (in thousands):

	As of September 30, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial Paper and corporate bonds	$7,527	$—	$(5)	$7,522
US government agency debt security	12,351	16	—	12,367
Total	$19,878	$16	$(5)	$19,889

Schedule of contractual maturities

Contractual maturities of the Company’s marketable securities as of September 30, 2019 and December 31, 2018 are summarized as follows (in thousands):

	As of September 30, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Due in one year or less	$19,878	$16	$(5)	$19,889
Total	$19,878	$16	$(5)	$19,889